CREDIT LINES	12 Months Ended
Dec. 31, 2021
Long-term Debt, Unclassified [Abstract]
CREDIT LINES

NOTE 8:- CREDIT LINES

In March 2013, the Company was provided with a revolving Credit Facility by four financial institutions. The Credit Facility was renewed and amended several times during the past years according to Company’s needs and financial position.

In June 2021, the Company signed the latest amendment to the agreement in the frame of which the Credit Facility was extended by additional 1 year, till June 30, 2022. Furthermore, an amendment signed earlier in 2021, includes an increase of $20,000 to $35,000 in the allowed factoring facility attributed to a certain customer, which puts the total allowed factoring facility of the Company on $100,000. The bank guarantees credit lines of $70,000 have remained unchanged. In addition, the Credit Facility for loans of $50,000 has remained unchanged. In addition, the Company has $5,000 credit facility from other financial institutions. The amendment also includes a change in the Credit Facility agreement related to the definition of tangible common equity (to exclude the long-term lease of the Company’s offices from the tangible common equity).

As of December 31, 2021, the Company has utilized $11,800 of the $ 50,000 available under the Credit Facility for short term loans. In addition, as of December 31, 2021, the Company has utilized $3,000 of the $5,000 available credit facility from other financial institution. During 2021, the credit lines carry interest rates in the range of Libor+2.1% and Libor+2.5%.

The Credit Facility is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets.

Repayment could be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

The credit agreement contains financial and other covenants requiring that the Company maintains, among other things, minimum shareholders’ equity value and financial assets, a certain ratio between its shareholders’ equity (excluding total intangible assets) and the total value of its assets (excluding total intangible assets) on its balance sheet, a certain ratio between its net financial debt to each of its working capital and accounts receivable. As of December 31, 2020 and 2021, the Company met all of its covenants.